Note 25 - Derivative Financial Instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	$ 11,315	$ 11,449
Derivatives with negative fair values	(11,328)	(3,217)
Total	(13)	8,232
Derivatives hedging borrowings and investments [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	2,472	10,119
Derivatives with negative fair values	(147)	(2,250)
Other derivatives [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	8,843	1,330
Derivatives with negative fair values	$ (11,181)	$ (967)